UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10319
Investment Company Act file number:

USA MUTUALS
 (Exact name of Registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of principal executive offices) (Zip code)

Emily R. Enslow
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Item 1. Schedule of Investments.

USA Mutuals Vice Fund
Portfolio of Investments
December 31, 2016 (Unaudited)

	Shares/ Principal Amount	Value
COMMON STOCKS - 94.0%
Aerospace & Defense - 25.5%
American Outdoor Brands Corp. (a)(c)	537,100	$11,322,068
The Boeing Co. (c)	30,000	4,670,400
General Dynamics Corp.	37,000	6,388,420
Honeywell International Inc.	55,000	6,371,750
L-3 Communications Holdings, Inc.	15,000	2,281,650
Lockheed Martin Corp. (c)	20,000	4,998,800
Northrop Grumman Corp. (c)	17,500	4,070,150
Raytheon Co.	60,000	8,520,000
Rolls-Royce Holdings PLC (a)(b)	98,972	814,785
Sturm, Ruger & Co., Inc.	21,000	1,106,700
United Technologies Corp. (c)	55,000	6,029,100
		56,573,823
Alcoholic Beverages - 19.2%
AMBEV SA - ADR (b)(c)	411,000	2,018,010
Anheuser-Busch InBev SA/NV (b)	44,500	4,710,073
The Boston Beer Co., Inc.	10,000	1,698,500
Brown-Forman Corp. - Class B (c)	120,000	5,390,400
Carlsberg A/S (b)	28,000	2,416,425
Constellation Brands, Inc. - Class A (c)	50,000	7,665,500
Diageo PLC - ADR (b)	50,000	5,197,000
Hawaii Sea Spirits LLC - Class C (a)(e)(f)(h)	250,000	25,000
Heineken N.V. (b)	80,000	6,000,968
Molson Coors Brewing Co. - Class B (c)	60,000	5,838,600
Pernod Ricard S.A. (b)	15,000	1,625,561
		42,586,037
Casinos, Gambling & Lotteries - 26.0%
Boyd Gaming Corp. (a)(c)	119,300	2,406,281
Caesars Acquisition Co. (a)	20,000	270,000
Churchill Downs Inc.	23,000	3,460,350
Galaxy Entertainment Group Ltd. (b)	1,300,000	5,666,387
Gaming and Leisure Properties, Inc.	35,967	1,101,309
International Game Technology (b)	31,232	797,040
Ladbrokes PLC (b)	686,511	981,431
Las Vegas Sands Corp. (c)	168,500	8,999,585
Melco Crown Entertainment Ltd. - ADR (b)(c)	290,900	4,625,310
MGM China Holdings Ltd. (b)	600,000	1,244,181
MGM Resorts International (a)(c)	414,300	11,944,269
Penn National Gaming, Inc. (a)	58,000	799,820
Sands China Ltd. (b)	724,800	3,149,882
SJM Holdings Ltd. (b)	750,000	588,046
William Hill PLC (b)	335,790	1,200,935
Wynn Macau, Ltd. (b)	874,600	1,391,781
Wynn Resorts, Ltd. (c)	102,500	8,867,275
		57,493,882
Tobacco Manufacturing - 23.3%
Altria Group, Inc. (c)	211,400	14,294,868
British American Tobacco PLC - ADR (b)	50,000	5,633,500
Imperial Tobacco Group PLC (b)	194,194	8,478,128
Philip Morris International Inc. (c)	100,000	9,149,000
Reynolds American Inc. (c)	235,000	13,169,400
Universal Corp.	10,500	669,375
Vector Group Ltd.	10,000	227,400
		51,621,671
Total Common Stocks (Cost $180,163,299)		208,275,413

PREFERRED STOCKS - 2.9%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (a)(b)	4,552,712	561
Alcoholic Beverages - 2.9%
Hawaii Sea Spirits LLC - Class C (a)(e)(f)(h)	250,000	4,975,000
Zodiac Spirits, LLC - Class A (a)(e)(f)(g)(h)	5,000	1,500,000
Total Preferred Stocks (Cost $9,980,573)		6,475,561

CORPORATE BOND - 0.3%
Tobacco Manufacturing - 0.3%
Bio Soil Enhancers, Inc. (e)(f)(h)
Maturity Date 11/24/2020, Coupon Rate 12.000%	$1,500,000	750,000
Total Corporate Bond (Cost $1,500,000)		750,000

WARRANTS - 0.0%
Tobacco Manufacturing - 0.0%
Bio Soil Enhancers, Inc. (e)(f)(h)	150,000	750
Total Warrants (Cost $0)		750

SHORT-TERM INVESTMENT - 3.6%
Investment Company - 3.6%
Fidelity Institutional Government Portfolio - Class I, 0.44% (d)	7,867,031	7,867,031
Total Short-Term Investment (Cost $7,867,031)		7,867,031

Total Investments (Cost $199,510,903) - 100.8%		223,368,755
Liabilities in Excess of Other Assets - (0.8)%		(1,671,848)
TOTAL NET ASSETS - 100.0%		$221,696,907

(a)	Non-Income Producing.
(b)	Foreign Issued Security.
(c)	All or a portion of the investment is designated by the Fund as collateral for written options. As of December 31, 2016 the fair value of collateral is $67,529,647.
(d)	This security has a fluctuating yield. The yield listed is the 7-day yield as of December 31, 2016.
(e)
Illiquid security; fair value is determined by the Valuation Committee as delegated by the USA Mutuals Board of Trustees. At December 31, 2016, the value of these securities total $7,250,750 which represents 3.27% of total net assets.

(f)	Private Placement.
(g)	Affiliated Issuer.
(h)	Level 3 Security.
ADR -	American Depositary Receipt.
PLC -	Public Limited Company.

USA Mutuals Vice Fund
Schedule of Options Written
December 31, 2016 (Unaudited)

WRITTEN CALL OPTIONS 0.7%	Contracts	Value
Altria Group, Inc.:
Expiration: January, 2017, Exercise Price: $65.00	314	$92,002
Expiration: January, 2017, Exercise Price: $67.50	153	16,983
Expiration: March, 2017, Exercise Price: $67.50	1,397	343,662
Expiration: March, 2017, Exercise Price: $70.00	76	9,880
AMBEV SA - ADR:
Expiration: February, 2017, Exercise Price: $5.00	500	8,750
American Outdoor Brands Corp.:
Expiration: March, 2017, Exercise Price: $22.00	500	66,000
Expiration: March, 2017, Exercise Price: $24.00	2,950	177,000
Expiration: March, 2017, Exercise Price: $25.00	1,671	75,195
The Boeing Co.:
Expiration: February, 2017, Exercise Price: $155.00	104	54,600
Boyd Gaming Corp.:
Expiration: January, 2017, Exercise Price: $20.00	250	16,250
Brown-Forman Corp. - Class B:
Expiration: January, 2017, Exercise Price: $45.00	100	6,750
Constellation Brands, Inc. - Class A:
Expiration: February, 2017, Exercise Price: $160.00	130	39,000
Las Vegas Sands Corp.:
Expiration: January, 2017, Exercise Price: $65.00	200	800
Lockheed Martin Corp.:
Expiration: January, 2017, Exercise Price: $270.00	188	3,760
Melco Crown Entertainment Ltd. - ADR:
Expiration: January, 2017, Exercise Price: $19.00	532	2,660
Expiration: January, 2017, Exercise Price: $20.00	200	1,500
Expiration: February, 2017, Exercise Price: $16.00	250	26,250
Expiration: February, 2017, Exercise Price: $17.00	807	50,034
MGM Resorts International:
Expiration: January, 2017, Exercise Price: $29.00	2,461	157,504
Expiration: February, 2017, Exercise Price: $29.00	1,128	113,928
Expiration: February, 2017, Exercise Price: $30.00	102	7,344
Expiration: March, 2017, Exercise Price: $29.00	264	42,504
Molson Coors Brewing Co. - Class B:
Expiration: January, 2017, Exercise Price: $100.00	150	11,625
Northrop Grumman Corp.:
Expiration: January, 2017, Exercise Price: $250.00	100	2,200
Philip Morris International Inc.:
Expiration: February, 2017, Exercise Price: $95.00	200	23,000
Reynolds American Inc.:
Expiration: January, 2017, Exercise Price: $55.00	700	129,500
Expiration: February, 2017, Exercise Price: $57.50	200	19,000
United Technologies Corp.:
Expiration: February, 2017, Exercise Price: $110.00	150	46,200
Wynn Resorts, Ltd.:
Expiration: January, 2017, Exercise Price: $100.00	100	2,100
Expiration: January, 2017, Exercise Price: $110.00	150	450
Expiration: February, 2017, Exercise Price: $100.00	200	21,000
Expiration: March, 2017, Exercise Price: $100.00	300	53,100
Total Written Call Options (Premiums received $1,964,554)		$1,620,531

The USA Mutuals Vice Fund cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Cost of investments	$199,510,903
Premiums on options written	1,964,554
Gross unrealized appreciation	40,709,288
Gross unrealized depreciation	(16,851,436)
Net unrealized appreciation	$23,857,852

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

USA Mutuals/Carbon Beach Deep Value Fund
Portfolio of Investments
December 31, 2016 (Unaudited)

Total Investments (Cost $0) - 0.0%	$–
Other Assets in Excess of Liabilities - 100.0%	1,300
TOTAL NET ASSETS - 100.0%	$1,300

Summary of Fair Value Exposure at December 31, 2016
The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between: (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Valuations based on quoted prices for investments in active markets that the Funds have the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc).
Level 3 - Valuations based on significant unobservable inputs (including the Funds' own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments, and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are illiquid. Level 3 fair values are estimated and are priced by the valuation committee as delegated by the Board of Trustees, by relying on information provided by the underlying companies. In determining fair value, both qualitative and quantitative factors are considered. A majority of level 3 investments as of December 31, 2016 are in the craft liquor industry. Inputs may include market information related to valuations of similar companies (generally based on cases sold), specific case sale information for each company, financial statements, real estate valuations, and other factors provided by the underlying companies. The valuation methodology used for the period ended December 31, 2016, considered cases sold, real estate valuations, business plan forecasts compared to actual results, and the implementation of specific sales strategies. This approach is sensitive to changes in case sales, financial information, and estimates related to real estate valuations. A decrease in these estimates and inputs would cause fair value to decrease. The Fund also owns a debt security and warrants in Bio Soil Enhancers, Inc. The company is in the microbial soil enhancement industry. Valuation of the warrants uses the Black Scholes option valuation model, while the debt security is valued based on the provided financial information. Future sales of Bio Soil Enhancers, Inc. will influence the price of the debt securities, as will history of monthly coupon payments.  Because of the inherent uncertanty of valuations utilizing the above procedures, the estimated fair values may differ from the values that another party might estimate or that would have been used had a ready market for the investment existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Vice Fund's investments and options written as of December 31, 2016:

Vice Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$208,250,413	$-	$25,000	$208,275,413
Preferred Stocks	-	-	6,475,561	6,475,561
Corporate Bond	-	-	750,000	750,000
Warrants	-	-	750	750
Short-Term Investment	7,867,031	-	-	7,867,031
Total*	$216,117,444	$-	$7,251,311	$223,368,755

Options Written	$(1,280,957)	$(339,574)	$-	$(1,620,531)

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Portfolio of Investments.
There were no transfers into or out of Level 1, Level 2, or Level 3 fair value measurements during the reporting period for the Vice Fund. It is the Vice Fund's policy to consider transfers into or out of Level 1, Level 2, or Level 3 as of the end of the reporting period.

The following is a reconciliation of the Vice Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2016:

Investments in Securities
Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	December 31, 2016
Fair Value as of 3/31/2016	$7,250,750
Accrued discounts/premiums	-
Realized gain	-
Realized loss	-
Change in net unrealized appreciation (depreciation)	-
Purchases*	-
Sales	-
Transfer into Level 3**	-
Transfer out of Level 3**	-
Fair Value as of 12/31/2016	$7,250,750

Net unrealized loss relating to Level 3 investments stil held at December 31, 2016	$(3,000,000)

* Multiple securities were purchased during the period that were classified as Level 3 securities by the Fund's management.
**Transfers between levels are recognized at the end of the reporting period.
The following is a summary of quantitative information about significant unobservable valuation inputs for the Vice Fund for Level 3 Fair Value Measurements for investments held as of December 31, 2016:

Investments	Fair Value as of December 31, 2016	Valuation Technique	Observable Inputs
Hawaii Sea Spirits LLC - Class C - Common	$25,000	Discounted Cash Flow	Case Sales and Real Estate Value
Hawaii Sea Spirits LLC - Class C - Preferred	$4,975,000	Discounted Cash Flow	Case Sales and Real Estate Value

Zodiac Spirits, LLC - Class A	$1,500,000	Discounted Cash Flow	Case Sales

Bio Soil Enhancers, Inc. - Corporate Bond	$750,000	Cash Flow	Revenue
Bio Soil Enhancers, Inc. - Warrants	$750	Black Scholes	Revenue Multiple

Summary of Derivative Exposure at December 31, 2016

A Fund may use options to generate income and to hedge against losses caused by declines in the prices of stocks in their portfolios or for any other permissible purpose consistent with the Fund's investment objectives. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.

The following tables present derivative assets and liabilities net of amounts available for offset under Master Netting Agreements ("MNA") and net of related collateral received or pledged, if any, as of December 31, 2016:

Gross Amounts Not Offset in the Statement of Assets and Liabilities and Subject to MNA

Liabilities:				Gross Amounts not offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral (Pledged) /Received	Net Amount

Vice Fund
Written Options	$1,620,531	$-	$1,620,531	$(1,620,531)	$-	$-

The number of option contracts written and the premiums received by the Vice Fund during the period ended December 31, 2016 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	15,674	$2,697,970
Options written	81,528	10,633,306
Options expired	(19,365)	(2,522,183)
Options covered	(42,998)	(6,716,791)
Options exercised	(18,312)	(2,127,748)
Options outstanding, end of period	16,527	$1,964,554

The number of option contracts purchased and the premiums paid by the Vice Fund during the period ended December 31, 2016 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding, beginning of period	1,000	$636,314
Options purchased	2,678	681,830
Options sold	(2,300)	(1,310,302)
Options expired	(1,378)	(7,842)
Options outstanding, end of period	-	$-

The following is a summary of the fair value of derivative instruments as of December 31, 2016:

Derivative Investment Type	Value
Liability Derivatives
Vice Fund
Written Options -	$(1,620,531)
equity contracts

The following is a summary of the effect of derivative investments for the period ended December 31, 2016:

Derivative Investment Type	Realized Gain (Loss) on Options
Vice Fund
Written Options -	$4,143,620
equity contracts

Purchased Options –	$(608,019)
equity index contracts

Derivative Investment Type	Change in Unrealized Apprecation/ Depreciation on Options
Vice Fund
Written Options -	$397,398
equity contracts

Purchased Options -	$127,314
equity index contracts

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  USA Mutuals

By (Signature and Title)  /s/ Michael Loukas
  Michael Loukas, President

Date  February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Michael Loukas
  Michael Loukas, President

Date  February 22, 2017

By (Signature and Title)  /s/ Gerald Sullivan
  Gerald Sullivan, Treasurer

Date  February 23, 2017